INCOME TAXES	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025
Income Taxes
INCOME TAXES

9. INCOME TAXES

The Company accounts for income taxes using the asset and liability method. Pursuant to this method, deferred tax assets and liabilities are established for the differences between the financial reporting and the tax bases of the Company’s assets and liabilities and net operating loss carryforwards at enacted tax rates expected to be in effect when such amounts are realized or settled. A valuation allowance related to deferred tax assets is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The accounting for uncertain tax positions guidance under ASC 740 requires that we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The application of this guidance does not affect the Company’s financial position, results of operations or cash flows for the years ended December 31, 2025 and 2024.

The Company files its tax returns in the U.S. federal jurisdiction and with U.S. states. The Company is subject to tax audits in all jurisdictions for which it files tax returns. Tax audits by their very nature are often complex and can require several years to complete. There are currently no tax audits that have commenced with respect to income tax or any other returns in any jurisdiction. Tax years ranging from 2021 to 2025 remain open to examination by various taxing jurisdictions as the statute of limitations has not expired. Because the Company is carrying forward income tax attributes, such as net operating losses and tax credits from earlier tax years, these attributes can still be audited when utilized on returns filed in the future. It is the Company’s policy to include income tax interest and penalties expense in its tax provision.

The difference between income taxes at the statutory federal income tax rate of 21% in 2025 and 2024 and income taxes reported in the consolidated statements of operations are attributable to the following (in thousands):

	December 31, 2025%		December 31, 2024%
Income tax benefit at the federal statutory rate from continuing operations	$(47)	21.0	$(49)	21.0
State income taxes, net of effect of federal taxes	(10)	4.3	(10)	4.3
Expired net operating losses	0	-	0	-
Change in valuation allowance	57	(25.3)	59	(25.3
Total	$-	-	$-	-

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets consist of the following (in thousands):

	December 31, 2025	July 31, 2025
Federal and State net operating loss	$3,886	$3,886
Foreign net operating loss	18	18
Other	-	-
	3,904	3,904
Less: Valuation allowance	(3,904)	(3,904)
Net deferred tax asset	$-	$-

At December 31, 2025, the Company had available Federal and State net operating loss carry forwards of approximately $15.5 million and foreign net operating loss carry forwards of approximately $0.1 million which expire in various years beginning in 2023. $2.1 million net operating loss carry forwards generated in 2019 and later years never expire. However, these net operating losses can only be used to reduce taxable income by 80 percent.

A valuation allowance is required to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, management has determined that a full $3.9 million valuation allowance at December 31, 2025 ($3.8 million at December 31, 2024) was necessary. The valuation allowance increased by approximately $56,000 and decreased by $313,000 for the years ended December 31, 2025 and 2024, respectively. The Company paid no taxes for the years 2025 or 2024.

9. INCOME TAXES

The Company accounts for income taxes using the asset and liability method. Pursuant to this method, deferred tax assets and liabilities are established for the differences between the financial reporting and the tax bases of the Company’s assets and liabilities and net operating loss carryforwards at enacted tax rates expected to be in effect when such amounts are realized or settled. A valuation allowance related to deferred tax assets is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The accounting for uncertain tax positions guidance under ASC 740 requires that we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The application of this guidance does not affect the Company’s financial position, results of operations or cash flows for the years ended July 31, 2025 and 2024.

The Company files its tax returns in the U.S. federal jurisdiction and with U.S. states. The Company is subject to tax audits in all jurisdictions for which it files tax returns. Tax audits by their very nature are often complex and can require several years to complete. There are currently no tax audits that have commenced with respect to income tax or any other returns in any jurisdiction. Tax years ranging from 2021 to 2025 remain open to examination by various taxing jurisdictions as the statute of limitations has not expired. Because the Company is carrying forward income tax attributes, such as net operating losses and tax credits from earlier tax years, these attributes can still be audited when utilized on returns filed in the future. It is the Company’s policy to include income tax interest and penalties expense in its tax provision.

The difference between income taxes at the statutory federal income tax rate of 21% in 2024 and 2024 and income taxes reported in the consolidated statements of operations are attributable to the following (in thousands):

	July 31, 2025%		July 31, 2024%
Income tax benefit at the federal statutory rate from continuing operations	$(47)	21.0	$(49)	21.0
State income taxes, net of effect of federal taxes	(10)	4.3	(10)	4.3
Expired net operating losses	0	-	0	-
Change in valuation allowance	57	(25.3)	59	(25.3
Total	$-	-	$-	-

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets consist of the following (in thousands):

	July 31, 2025	July 31, 2024
Federal and State net operating loss	$3,886	$3,830
Foreign net operating loss	18	18
Other	-	-
	3,904	3,848
Less: Valuation allowance	(3,904)	(3,848)
Net deferred tax asset	$-	$-

At July 31, 2025, the Company had available Federal and State net operating loss carry forwards of approximately $15.0 million and foreign net operating loss carry forwards of approximately $0.1 million which expire in various years beginning in 2023. $2.1 million net operating loss carry forwards generated in 2019 and later years never expire. However, these net operating losses can only be used to reduce taxable income by 80 percent.

A valuation allowance is required to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, management has determined that a full $3.9 million valuation allowance at July 31, 2025 ($3.8 million at July 31, 2024) was necessary. The valuation allowance increased by approximately $56,000 and decreased by $313,000 for the years ended July 31, 2025 and 2024, respectively. The Company paid no taxes for the years 2025 or 2024.